Exhibit 99.16

Client Name:	JP Morgan Chase Bank, NA
Client Project Name:	JPMMT 2019-LTV2
Start - End Dates:	7/28/2017 - 3/25/2019
Deal Loan Count:	22

Rating Agency ATR QM Data Fields

Loans in Report:	22

Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
301003619	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	7925	XXXXXX	5.2219	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301014369	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	16778.24	XXXXXX	5.2331	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301014366	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	13960.1	XXXXXX	4.7664	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301014365	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	10000	XXXXXX	5.2557	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301014364	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	2149.91	XXXXXX	5.4083	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301014362	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1440	XXXXXX	5.5499	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301014359	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1245	XXXXXX	5.4085	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300995145	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	215	XXXXXX	5.3749	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301101251	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	4317.25	XXXXXX	5.5425	Employed	Employed	U.S. Citizen	Permanent Resident Alien	No	0
301037686	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	7981.95	XXXXXX	5.3607	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301034103	QM: GSE Temporary - QM/SH	No	Yes	XXXXXX	XXXXXX	Yes	Yes	0	XXXXXX	5.2474	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	No	0
301119999	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	3686.75	XXXXXX	4.9023	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300925278	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	115	XXXXXX	5.1334	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301070367	QM: GSE Temporary - QM/SH	No	Yes	XXXXXX	XXXXXX	Yes	Yes	2892.06	XXXXXX	5.4393	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301083943	QM: GSE Temporary - QM/SH	No	Yes	XXXXXX	XXXXXX	Yes	Yes	1802.83	XXXXXX	5.6476	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301016653	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1124.75	XXXXXX	5.5572	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301148439	QM: GSE Temporary - QM/SH	No	Yes	XXXXXX	XXXXXX	Yes	Yes	1901.95	XXXXXX	5.0524	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301153972	QM: GSE Temporary - QM/SH	No	Yes	XXXXXX	XXXXXX	Yes	Yes	783.95	XXXXXX	4.9097	Unemployed	Employed	U.S. Citizen	U.S. Citizen	No	0
301015703	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	5853.83	XXXXXX	5.4639	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
300877731	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	850	XXXXXX	4.7602	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
300876934	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	8561.95	XXXXXX	4.7222	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301011504	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	1445	XXXXXX	5.2832	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0

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